Contingencies and Commitments - Schedule of License Agreements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Less than one year [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 2,589,170	$ 279,590
Later than one year but not more than 5 years [Member]
Schedule of License Agreements [Line Items]
Maturity lease	$ 2,166,667	$ 5,333,290